Expense Example - SelectPortfoliosGroup1-ConsumerDiscretionarySector-ComboPRO - SelectPortfoliosGroup1-ConsumerDiscretionarySector-ComboPRO - Select Construction and Housing Portfolio - Select Construction and Housing Portfolio
Apr. 29, 2025 USD ($)
Expense Example:
1 year	$ 70
3 years	221
5 years	384
10 years	$ 859